Debt (Notes and debentures) (Details)	May 01, 2020 CAD ($)	Feb. 03, 2020 USD ($)	Feb. 03, 2020 CAD ($)	Nov. 01, 2019 CAD ($)	Feb. 08, 2019 CAD ($)	Dec. 31, 2020	May 01, 2020 USD ($)	May 01, 2020 CAD ($)
Debt Instrument [Line Items]
Proceeds from debt issuance					$ 790,000,000
Canadian National series, 2.45% 30-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount							$ 600,000,000	$ 837,000,000
Interest rate						2.45%	2.45%	2.45%
Proceeds from debt issuance	$ 810,000,000
Canadian National series, 2.40% 2-year notes [Member]
Debt Instrument [Line Items]
Interest rate		2.40%	2.40%			2.40%
Repayment of debt		$ 300,000,000	$ 397,000,000
Canadian National series, 3.05% 30-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount				$ 450,000,000
Interest rate				3.05%		3.05%
Proceeds from debt issuance				$ 443,000,000
Canadian National series, 3.00% 10-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount					$ 350,000,000
Interest rate					3.00%	3.00%
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount					$ 450,000,000
Interest rate					3.60%	3.60%